Derivatives	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 9 - Derivatives

Derivative financial instruments used for trading purposes are carried at fair value. Fair values for exchange-traded derivatives, principally futures and certain options, are based on quoted market prices. Fair values for over-the-counter derivative financial instruments, principally CFDs are based on spot exchange rates broadly distributed in active markets. Factors taken into consideration in estimating the fair value of OTC derivatives include market liquidity, concentrations, and funding and administrative costs incurred.

The Group does not apply hedge accounting as defined in FASB ASC 815 because all financial instruments are recorded at fair value with changes in fair values reflected in earnings. Therefore, certain of the disclosures required under FASB ASC 815 are generally not applicable with respect to these financial instruments.

As discussed in Note 1, the Group's derivative trading activity primarily relates to situations where it assumes the role of a market maker or a counter party in its customers' CFD transactions. If the trades of one customer can be used to naturally hedge and offset the trades of another customer, the Group will act as the market maker to offer liquidity and pricing to both customers. When such an offsetting is not available, the Group may choose to use its own trades to hedge and offset the trades of its customer.

The contractual amounts related to CFDs reflect the volume and activity and generally do not reflect the amounts at risk. The fair value of the asset or liability is the best indicator of the Group's risk. The credit risk for the CFDs is limited to the unrealized fair value gains (losses) recorded in the balance sheets. Market risk is substantially dependent upon the value of the underlying assets and is affected by market forces such as volatility and changes in interest and foreign exchange rates.

A summary of the Group's open derivative positions at June 30, 2020 (Unaudited) is as follows:

June 30, 2020

	Number of	Fair Value	Fair Value	Net
Description	Open Positions	of Asset	of Liability	Amount

Market Maker Positions
Gold CFD's	80	11,797	(2,472)	9,325
Other	36	2,296	(552)	1,744

		$14,093	$(3,024)	$11,069

A summary of the Group's open derivative positions at December 31, 2019 is as follows:

	Number of	Fair Value	Fair Value	Net
Description	Open Positions	of Asset	of Liability	Amount

Market Maker Positions
Foreign Currency CFDs	442	$117,004	$(100)	$116,904
Gold CFDs	90	64,635	(3,690)	60,945
Crude Oil CFDs	63	15,011	(720)	14,291
Other	11	2,300	(330)	1,970

		$198,950	$(4,840)	$194,110

Offsetting Arrangements

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated balance sheets if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Concentrations of Credit Risk

The Group is engaged in various trading and brokerage activities in which counterparties primarily include broker-dealers, individuals, and other financial institutions. In the event counterparties do not fulfill their obligations, the Group may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty or issuer of the instrument. It is the Group's policy to review, as necessary, the credit standing of each counterparty.